UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [    ]; Amendment Number:

This Amendment (Check only one.):	[	] is a restatement.

	[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	BB Biotech AG

Address:	Vordergasse 3

Grafenauweg 4

Zug, Switzerland CH-6301

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name: Dubravka Racnjak

Title: SIGNING AUTHORITY

Phone: (41-41) 724-5959

Signature, Place, and Date of Signing:

Zug, Switzerland August 13, 2001

  /s/ Dubravka Racnjak

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus S.A.

      Biotech Invest S.A.

      Biotech Target S.A.

      Biotech Growth S.A.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	4

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:	$2,177,061

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Name

1	Biotech Focus S.A.

2	Biotech Invest S.A.

3	Biotech Target S.A.

4	Biotech Growth S.A.

BB BIOTECH AG

FORM 13F INFORMATION TABLE

			COLUMN 4:	COLUMN 5:			COLUMN 6:	COLUMN 7:	COLUMN 8: VOTING AUTHORITY
COLUMN 1:	COLUMN 2:	COLUMN 3:	VALUE	SHRS OR	SH/	PUT/	INVESTMENT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1,000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

Adolor Corp.	Common Stock	00724X102	$43,254	2,002,500	SH		DEFINED	3	2,002,500	NONE	NONE

Alexion Pharmaceuticals, Inc.	Common Stock	015351109	$16,179	674,113	SH		DEFINED	3	674,113	NONE	NONE

Amgen Inc.	Common Stock	00075886F1	$213,139	3,512,500	SH		DEFINED	1	3,512,500	NONE	NONE

Aviron	Common Stock	05376210	$177,001	3,105,286	SH		DEFINED	2	3,105,286	NONE	NONE

CV Therapeutics, Inc.	Common Stock	12666710	$132,077	2,317,147	SH		DEFINED	3	2,317,147	NONE	NONE

Cell Therapeutics, Inc.	Common Stock	150934107	$25,443	920,500	SH		DEFINED	3	920,500	NONE	NONE

COR Therapeutics Inc.	Common Stock	217753102	$9,608	315,000	SH		DEFINED	2	315,000	NONE	NONE

3-Dimensional Pharmaceuticals, Inc.	Common Stock	88554W104	$31,338	3,260,970	SH		DEFINED	4	3,260,970	NONE	NONE

Durect Corporation	Common Stock	266605104	$29,937	2,302,857	SH		DEFINED	4	2,302,857	NONE	NONE

Endo Pharmaceuticals, Inc.	Common Stock	29264P104	$12,814	1,449,500	SH		DEFINED	3	1,449,500	NONE	NONE

Genentech	Common Stock	368710406	$143,282	2,600,394	SH		DEFINED	1	2,600,394	NONE	NONE

GenVec Inc.	Common Stock	37246C109	$3,670	1,261,185	SH		DEFINED	4	1,261,185	NONE	NONE

IDEC Pharmaceuticals	Common Stock	449370105	$392,060	5,792,000	SH		DEFINED	1	5,792,000	NONE	NONE

Imclone	Common Stock	45245W109	$167,825	3,178,500	SH		DEFINED	2	3,178,500	NONE	NONE

Medicines Company (The)	Common Stock	584688105	$106,647	5,204,837	SH		DEFINED	4	5,204,837	NONE	NONE

MedImmune	Common Stock	584699102	$538,363	11,406,000	SH		DEFINED	1	11,406,000	NONE	NONE

Neurocrine Biosciences	Common Stock	64125C109	$53,727	1,343,500	SH		DEFINED	3	1,343,500	NONE	NONE

Third Wave Technologies	Common Stock	88428W108	$12,125	1,173,800	SH		DEFINED	4	1,173,800	NONE	NONE

Transkaryotic Therapies	Common Stock	89373510	$21,101	716,500	SH		DEFINED	2	716,500	NONE	NONE

Trimeris Inc.	Common Stock	896263100	$39,540	789,700	SH		DEFINED	3	789,700	NONE	NONE

Virologic	Common Stock	92823R201	$7,931	3,605,004	SH		DEFINED	4	3,605,004	NONE	NONE

COLUMN TOTALS			$2,177,061